Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Policy. The annual grant of stock-based awards to our NEOs is generally made on the date of the first or second regularly scheduled Compensation Committee meeting of the calendar year (typically held in the first quarter) subject to any change at the discretion of the Compensation Committee. In addition to annual awards, other grants may be awarded at other times: (1) to attract new hires; (2) to recognize employees for special achievements or for retention purposes; (3) to new employees as a result of the acquisition of another company; or (4) as may be desirable and prudent in other special circumstances. The exercise price of stock options is determined based on the fair market value of a share of common stock on the grant date. We monitor and periodically review our equity grant policies to ensure compliance with plan rules and applicable law. We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information.

Award Timing Method	The annual grant of stock-based awards to our NEOs is generally made on the date of the first or second regularly scheduled Compensation Committee meeting of the calendar year (typically held in the first quarter) subject to any change at the discretion of the Compensation Committee. In addition to annual awards, other grants may be awarded at other times: (1) to attract new hires; (2) to recognize employees for special achievements or for retention purposes; (3) to new employees as a result of the acquisition of another company; or (4) as may be desirable and prudent in other special circumstances. The exercise price of stock options is determined based on the fair market value of a share of common stock on the grant date. We monitor and periodically review our equity grant policies to ensure compliance with plan rules and applicable law.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information.